Borrowings (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($) facility	Jun. 30, 2014 USD ($)	Dec. 31, 2014
Credit Facilities
Interest expense	$ 14,861	$ 15,299
Broker-Dealer Credit Facilities
Credit Facilities
Number of secured credit facilities | facility	2
Broker-Dealer Credit Facility on an uncommitted basis
Credit Facilities
Maximum borrowing capacity	$ 100,000
Interest rate (as a percent)	1.13%		1.12%
Credit facility term	364 days
Interest expense	$ 400	$ 200
Broker-Dealer Credit Facility on committed basis
Credit Facilities
Credit facility term	364 days
Broker-Dealer Credit Facility on committed basis | LIBOR rate
Credit Facilities
Interest rate margin (as a percent)	1.25%